Statements of Operations - Parenthetical - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Tax expense (benefit) portion of change in unrealized gains (losses)	$ 181	$ (53)	$ (235)
Tax Expense (Benefit), Portion of reclassification adjustment for (gains)		$ (5)